Customer deposits - Schedule of customer deposits (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Deposits from customers [abstract]
Current accounts / Overnight deposits	€ 227,827	€ 221,773
Savings accounts	354,560	334,296
Time deposits	107,695	92,154
Other	1,579	2,053
Customer deposits	€ 691,661	€ 650,276